Financial Instruments - Schedule of Financial Assets (Liabilities) Measured at Fair Value (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Level 1 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration	[1]
Financial assets (liabilities) measured at fair value
Level 2 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments			149
Contingent consideration	[1]
Financial assets (liabilities) measured at fair value		49	149
Level 3 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration	[1]		(21,855)
Financial assets (liabilities) measured at fair value		(23,566)	$ (21,855)
Derivatives instruments [Member] | Level 1 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Derivatives instruments [Member] | Level 2 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments		49
Derivatives instruments [Member] | Level 3 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration [member] | Level 1 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Contingent consideration	[2]
Contingent consideration [member] | Level 2 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Contingent consideration	[2]
Contingent consideration [member] | Level 3 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Contingent consideration	[2]	$ (23,566)

[1]	For changes in Contingent Consideration see Note 15(b)
[2]	For changes in Contingent Consideration see Note 15(b)